INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of movement in components of deferred tax assets and liabilities
The movements in the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2022	Recognized in Earnings	Recognized in Other Comprehensive Income (Loss)	Disposition	Other	Balance at December 31, 2023
Deferred income tax assets
Employee benefits	(2)	1	3	—	—	2
Share-based payments	41	(2)	—	—	—	39
Provisions	64	20	—	—	—	84
Benefit of loss carryforwards	450	260	—	—	—	710
Other deductible temporary differences	118	(39)	—	—	(9)	70
Taxable limited partnership income deferral	(68)	95	—	—	—	27

Deferred income tax liabilities
Property, plant and equipment	2,029	174	—	—	—	2,203
Intangible assets	262	—	—	—	—	262
Investments in equity accounted investees	535	251	—	—	—	786
Derivative financial instruments	23	(2)	(2)	—	—	19
Total net deferred tax liabilities(1)	2,246	88	(5)	—	9	2,338

($ millions)	Balance at December 31, 2021	Recognized in Earnings	Recognized in Other Comprehensive Income (Loss)	Disposition	Other	Balance at December 31, 2022
Deferred income tax assets
Employee benefits	2	1	(5)	—	—	(2)
Share-based payments	24	17	—	—	—	41
Provisions	100	(31)	—	(5)	—	64
Benefit of loss carryforwards	385	65	—	—	—	450
Other deductible temporary differences	7	93	—	1	17	118

Deferred income tax liabilities
Property, plant and equipment	2,250	229	—	(450)	—	2,029
Intangible assets	251	24	—	(13)	—	262
Investments in equity accounted investees	709	(174)	—	—	—	535
Derivative financial instruments	16	37	(3)	(27)	—	23
Taxable limited partnership income deferral	46	50	—	(28)	—	68
Total net deferred tax liabilities(1)	2,754	21	2	(514)	(17)	2,246
(1)    Comprised of deferred tax liabilities of $2.6 billion (2022: $2.5 billion) net of deferred tax assets of $285 million (2022: $261 million).

Disclosure of reconciliation of effective tax rate
Reconciliation of Effective Tax Rate

For the years ended December 31
($ millions, except as noted)	2023	2022
Earnings before income tax	2,189	3,219
Canadian statutory tax rate (percent)	23.6	23.6
Income tax at statutory rate	517	760
Tax rate changes and foreign rate differential	(20)	(27)
Changes in estimate and other	(4)	(40)
Permanent items	3	19
Unrecognized tax benefit	(30)	6
Income in equity accounted investee	(53)	(10)
Non-taxable gain on PGI Transaction	—	(260)
Deferred tax transferred due to PGI Transaction	—	(200)
Income tax expense	413	248

Disclosure of income tax expense
Income Tax Expense

For the years ended December 31
($ millions)	2023	2022
Current tax expense	325	227
Deferred tax expense
Origination and reversal of temporary differences	337	57
Tax rate changes on deferred tax balances	8	1
Increase in tax loss carry forward	(257)	(37)
Total deferred tax expense	88	21
Total income tax expense	413	248

Disclosure of deferred tax items recovered directly in equity
Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2023	2022
Other comprehensive loss (Note 22):
Change in fair value of net investment hedges	2	3
Remeasurements of defined benefit asset or liability	3	(5)
Deferred tax items recovered directly in equity	5	(2)